Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Schedule of Other Payable
	2024	2023

Brooge International Advisory LLC (BIA)	130,000,000	130,000,000
Accrued interest on BIA litigation	5,285,479	Nil
	135,285,479	130,000,000